COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11:	COMMITMENTS AND CONTINGENCIES

In addition to the matters described in Note 9, the Company may become involved in or subject to, routine litigation, claims, disputes, proceedings and investigations in the ordinary course of business, which in our opinion will not have a material adverse effect on our financial condition, cash flows or results of operations.

Office Lease

In April 2011, the Company leased approximately 2,400 square feet of office space in San Diego, California. The term of the lease is three years. The rent for the remaining 10 months is $55,283. There are no options to extend the lease term. Total rent expense was $64,948 and $71,050 for the years ended March 31, 2013 and 2012, respectively.